CONVERTIBLE BOND PAYABLE (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Summary of Convertible Bonds Payable

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026	42,957,209	43,686,243
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026	21,543,492	21,650,326
2021 Series B Note US$ 90,000,000 1.00% due to 2026	92,386,990	92,845,137
	156,887,691	158,181,706